T. ROWE PRICE SMALL-CAP STOCK FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.2%
COMMUNICATION SERVICES 1.9%

Entertainment 0.7%
Cinemark Holdings	1,395,100	13,951
Zynga, Class A (1)	6,058,800	55,256
		69,207
Media 1.2%
Cable One	54,700	103,133
National CineMedia	3,046,466	8,271
		111,404
Total Communication Services		180,611
CONSUMER DISCRETIONARY 10.3%

Auto Components 0.7%
Gentherm (1)	793,741	32,464
Stoneridge (1)	841,000	15,449
Visteon (1)	200,024	13,846
		61,759
Diversified Consumer Services 0.8%
Bright Horizons Family Solutions (1)	309,500	47,057
ServiceMaster Global Holdings (1)	498,000	19,860
Strategic Education	78,824	7,210
		74,127
Hotels, Restaurants & Leisure 2.4%
BJ's Restaurants (2)	1,129,744	33,260
Chuy's Holdings (1)(2)	1,461,214	28,610
Denny's (1)	1,581,900	15,819
Drive Shack (1)	2,745,300	3,075
Dunkin' Brands Group	362,576	29,699
Fiesta Restaurant Group (1)(2)	2,094,307	19,624
Papa John's International	1,045,800	86,048
Red Robin Gourmet Burgers (1)(2)	883,684	11,629
		227,764

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Household Durables 1.3%
Cavco Industries (1)	123,500	22,268
Skyline Champion (1)	1,141,041	30,546
Tempur Sealy International (1)	434,700	38,771
TRI Pointe Group (1)	1,618,346	29,357
		120,942
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Acquisition Date: 5/25/18, Cost $330
(1)(3)(4)	48,677	280
		280
Multiline Retail 1.0%
Ollie's Bargain Outlet Holdings (1)	1,075,452	93,941
		93,941
Specialty Retail 4.0%
Aaron's	1,191,051	67,473
Burlington Stores (1)	495,800	102,179
Five Below (1)	148,700	18,885
Michaels (1)	3,112,800	30,054
Monro	1,000,700	40,598
RH(1)	94,688	36,230
Vroom(1)	99,914	5,174
Vroom, Acquisition Date: 6/30/17 - 11/21/19, Cost $14,728
(1)(4)	1,505,012	74,033
		374,626
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $6,034
(1)(3)(4)	550,195	6,361
Steven Madden	198,300	3,867
		10,228
Total Consumer Discretionary		963,667
CONSUMER STAPLES 4.8%

Beverages 1.9%
Boston Beer, Class A (1)	194,946	172,208
		172,208

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Food Products 2.8%
ADM Holdings (3)	164	223
Cal-Maine Foods (1)	1,233,955	47,347
Makepeace Bros (1)	164	869
Nomad Foods (1)	1,523,851	38,828
Post Holdings (1)	649,100	55,823
Sanderson Farms	321,900	37,974
TreeHouse Foods (1)	1,200,275	48,647
Utz Brands	1,581,540	28,309
Utz Brands, Warrants, 11/26/23 (1)	415,113	2,715
		260,735
Personal Products 0.1%
BellRing Brands, Class A (1)	571,352	11,850
		11,850
Total Consumer Staples		444,793
ENERGY 2.2%

Energy Equipment & Services 1.0%
Cactus, Class A	550,800	10,570
Computer Modelling Group (CAD)	1,422,400	5,512
Dril-Quip (1)	386,100	9,560
Halliburton	3,082,103	37,139
Liberty Oilfield Services, Class A	3,271,758	26,141
NexTier Oilfield Solutions (1)	5,096,500	9,429
		98,351
Oil, Gas & Consumable Fuels 1.2%
Devon Energy	1,693,500	16,020
Diamondback Energy	1,091,850	32,887
Magnolia Oil & Gas, Class A (1)	4,140,029	21,404
Parsley Energy, Class A	960,427	8,990
Seven Generations Energy, Class A (CAD) (1)	2,469,900	6,659
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$1,247 (1)(3)(4)	413	1,589

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $20,149 (1)(3)(4)	5,556	21,379
		108,928
Total Energy		207,279
FINANCIALS 13.8%

Banks 7.0%
Atlantic Capital Bancshares (1)	836,928	9,499
BankUnited	2,337,473	51,214
Bridge Bancorp	731,150	12,744
Columbia Banking System	584,661	13,944
CrossFirst Bankshares (1)	1,335,350	11,604
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,938 (1)(3)(4)	293,821	1,543
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443 (1)(3)(4)	144,311	758
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date:
5/6/19, Cost $ - (1)(3)(4)	43,813	—
East West Bancorp	956,400	31,313
Equity Bancshares, Class A (1)	697,425	10,810
FB Financial	1,174,529	29,504
First Bancshares	797,605	16,726
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(3)(4)	500,044	3,700
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $ - (1)(3)(4)	98,245	271
Heritage Commerce	2,067,535	13,759
Heritage Financial	879,100	16,167
Home BancShares	2,934,300	44,484
Investors Bancorp	2,415,300	17,535
Live Oak Bancshares	1,112,628	28,183
Origin Bancorp	962,923	20,568
Pacific Premier Bancorp	1,462,700	29,459
Pinnacle Financial Partners	1,232,795	43,875
Popular	515,000	18,679
Professional Holding, Class A (1)	318,415	4,270
Professional Holding, Series A, Acquisition Date: 8/28/20, Cost
$1,370 (1)(4)	127,413	1,623

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Prosperity Bancshares	594,500	30,813
Sandy Spring Bancorp	637,600	14,716
Seacoast Banking (1)	1,807,544	32,590
Signature Bank	386,867	32,106
South State	864,034	41,603
Towne Bank	406,785	6,671
Webster Financial	894,924	23,635
Western Alliance Bancorp	1,324,800	41,890
		656,256
Capital Markets 1.4%
Cboe Global Markets	718,699	63,059
Conyers Park II Acquisition (1)	1,293,067	13,771
Open Lending, Class A (1)	1,033,470	26,354
StepStone Group, Class A (1)	421,434	11,214
StepStone Group, Class A, Acquisition Date: 8/19/19, Cost
$6,811 (1)(4)	759,051	19,188
		133,586
Consumer Finance 1.0%
Encore Capital Group (1)	925,695	35,723
PRA Group (1)	996,175	39,797
SLM	1,922,400	15,552
		91,072
Insurance 2.7%
Assurant	543,800	65,968
Axis Capital Holdings	1,095,700	48,255
Hanover Insurance Group	424,300	39,536
Safety Insurance Group	272,350	18,817
Selective Insurance Group	1,188,600	61,201
Selectquote (1)	276,294	5,595
Selectquote, Acquisition Date: 5/6/20 - 6/15/20, Cost $7,412
(1)(4)	411,778	7,922
State Auto Financial	489,923	6,741
		254,035
Thrifts & Mortgage Finance 1.7%
Capitol Federal Financial	1,701,435	15,764
Essent Group	1,096,580	40,585

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Meridian Bancorp	1,992,793	20,625
PennyMac Financial Services	1,291,770	75,078
Sterling Bancorp	1,328,617	3,999
		156,051
Total Financials		1,291,000
HEALTH CARE 19.8%

Biotechnology 7.7%
ACADIA Pharmaceuticals (1)	285,634	11,782
Acceleron Pharma (1)	395,545	44,511
Agios Pharmaceuticals (1)	497,286	17,405
Allogene Therapeutics (1)	185,728	7,004
Apellis Pharmaceuticals (1)	157,500	4,752
Arcutis Biotherapeutics (1)	122,706	3,595
Argenx, ADR (1)	325,026	85,326
Ascendis Pharma, ADR (1)	615,862	95,040
Avidity Biosciences (1)	136,282	3,836
Blueprint Medicines (1)	495,349	45,919
CareDx (1)	195,591	7,421
CRISPR Therapeutics (1)	61,205	5,119
Enanta Pharmaceuticals (1)	46,200	2,115
Flame Biosciences, Acquisition Date: 9/28/20, Cost $2,258
(1)(3)(4)	344,711	2,258
G1 Therapeutics (1)	264,327	3,053
Generation Bio (1)	181,094	5,598
Generation Bio, Acquisition Date: 1/9/20, Cost $4,023 (1)(4)	407,349	11,962
Global Blood Therapeutics (1)	866,081	47,756
Homology Medicines (1)	436,138	4,667
IGM Biosciences (1)	186,524	13,767
Insmed (1)	1,563,683	50,257
Intellia Therapeutics (1)	199,503	3,966
Iovance Biotherapeutics (1)	141,300	4,652
Kodiak Sciences (1)	582,783	34,506
Legend Biotech, ADR (1)	60,427	1,865
Orchard Therapeutics, ADR (1)	602,832	2,478
PTC Therapeutics (1)	189,900	8,878
Radius Health (1)	1,941,214	22,013

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
RAPT Therapeutics (1)	285,100	9,180
Scholar Rock Holding (1)	583,750	10,326
Seattle Genetics (1)	214,121	41,901
Turning Point Therapeutics (1)	249,138	21,765
Ultragenyx Pharmaceutical (1)	636,030	52,275
Xencor (1)	759,778	29,472
Zentalis Pharmaceuticals (1)	116,719	3,815
		720,235
Health Care Equipment & Supplies 4.9%
AtriCure (1)	659,100	26,298
Avanos Medical (1)	1,063,956	35,345
Axonics Modulation Technologies (1)	224,194	11,443
ICU Medical (1)	227,235	41,529
Inari Medical (1)	67,221	4,640
iRhythm Technologies (1)	374,685	89,216
JAND, Class A, Acquisition Date: 3/9/18, Cost $6,622 (1)(3)(4)	421,333	10,336
Mesa Laboratories	61,259	15,606
Nevro (1)	260,744	36,322
NuVasive (1)	423,100	20,550
Outset Medical (1)	81,319	4,066
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938
(1)(3)(4)	3,701,604	7,012
Penumbra (1)	125,500	24,395
Quidel (1)	599,600	131,540
		458,298
Health Care Providers & Services 3.8%
Alignment Healthcare Partners, Acquisition Date: 2/28/20, Cost
$8,730 (1)(3)(4)	720,368	8,730
Amedisys (1)	334,749	79,145
Cross Country Healthcare (1)	1,191,240	7,731
Hanger (1)(2)	1,938,102	30,661
Molina Healthcare (1)	611,040	111,845
Oak Street Health, Acquisition Date: 3/5/20, Cost $5,589 (1)(4)	531,539	26,985
Oak Street Health (1)	99,546	5,320
Pennant Group (1)	576,000	22,210
Providence Service (1)	346,900	32,230

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
U. S. Physical Therapy	396,008	34,405
		359,262
Health Care Technology 0.4%
Accolade (1)	107,900	4,194
HMS Holdings (1)	1,287,027	30,825
		35,019
Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies (1)	328,262	15,963
Bruker	1,237,268	49,182
		65,145
Pharmaceuticals 2.3%
Cara Therapeutics (1)	414,707	5,277
Catalent (1)	1,174,838	100,637
MyoKardia (1)	521,027	71,031
Odonate Therapeutics (1)	53,887	724
Reata Pharmaceuticals, Class A (1)	187,812	18,297
TherapeuticsMD (1)	9,113,512	14,399
Tricida (1)	546,489	4,951
		215,316
Total Health Care		1,853,275
INDUSTRIALS & BUSINESS SERVICES 16.8%

Aerospace & Defense 2.2%
Aerojet Rocketdyne Holdings (1)	496,654	19,812
BWX Technologies	599,553	33,761
Cubic	920,800	53,563
Parsons (1)	448,396	15,039
Teledyne Technologies (1)	268,100	83,167
		205,342
Airlines 0.3%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost $16,753 (1)(3)(4)(5)	111,905	30,214
		30,214
Building Products 1.0%
Gibraltar Industries (1)	1,023,465	66,669

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
PGT Innovations (1)	1,447,775	25,365
		92,034
Commercial Services & Supplies 2.0%
ADT	3,395,890	27,744
Brink's	964,224	39,620
Heritage-Crystal Clean (1)	832,200	11,110
MSA Safety	278,400	37,353
Rentokil Initial (GBP) (1)	7,791,892	53,857
Tetra Tech	213,100	20,351
		190,035
Construction & Engineering 0.3%
API Group (1)	1,547,600	22,022
API Group, Warrants, 10/10/20 (1)	2,573,386	3,860
		25,882
Electrical Equipment 0.4%
AZZ	945,554	32,262
Thermon Group Holdings (1)	448,064	5,032
		37,294
Machinery 5.8%
Chart Industries (1)	828,502	58,219
Enerpac Tool Group	1,891,900	35,587
ESCO Technologies	779,061	62,761
Federal Signal	591,600	17,304
Graco	846,600	51,939
Helios Technologies	752,505	27,391
Ingersoll Rand (1)	1,827,465	65,058
John Bean Technologies	709,500	65,196
Marel (ISK)	2,006,631	9,699
Meritor (1)	2,327,000	48,727
Mueller Water Products, Class A	2,966,200	30,819
SPX (1)	655,675	30,410
Toro	496,600	41,690
		544,800

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Marine 0.7%
Matson	1,532,160	61,424
		61,424
Professional Services 1.4%
Clarivate (1)	3,207,893	99,413
Upwork (1)	1,697,600	29,606
		129,019
Road & Rail 1.3%
Knight-Swift Transportation Holdings	1,633,878	66,499
Landstar System	222,400	27,909
Saia (1)	253,900	32,027
		126,435
Trading Companies & Distributors 1.4%
Rush Enterprises, Class A	697,300	35,241
SiteOne Landscape Supply (1)	771,635	94,101
		129,342
Total Industrials & Business Services		1,571,821
INFORMATION TECHNOLOGY 12.9%

Electronic Equipment, Instruments & Components 2.4%
Belden	142,400	4,431
CTS (2)	1,622,596	35,746
Littelfuse	239,800	42,526
National Instruments	1,534,124	54,768
Novanta (1)	779,578	82,121
		219,592
IT Services 1.6%
Booz Allen Hamilton Holding	684,000	56,758
Euronet Worldwide (1)	372,400	33,926
Evo Payments, Class A (1)	161,316	4,009
Kratos Defense & Security Solutions (1)	1,629,685	31,420
ServiceTitan, Acquisition Date: 11/9/18, Cost $484 (1)(3)(4)	18,389	621
StoneCo, Class A (1)	514,896	27,233
		153,967

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Semiconductors & Semiconductor Equipment 3.1%
Entegris	1,597,600	118,766
Inphi (1)	124,665	13,994
Lattice Semiconductor (1)	3,394,960	98,318
MKS Instruments	104,900	11,458
Monolithic Power Systems	39,933	11,166
PDF Solutions (1)	1,099,111	20,564
Semtech (1)	347,700	18,414
		292,680
Software 5.8%
Asana, Class A (1)	321,233	9,252
Avalara (1)	101,300	12,900
Ceridian HCM Holding (1)	980,792	81,062
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339
(1)(3)(4)	189,521	4,641
Coupa Software (1)	84,967	23,301
Descartes Systems Group (1)	1,529,700	87,162
Duck Creek Technologies (1)	117,714	5,348
Five9 (1)	653,930	84,802
JFrog (1)	61,212	5,182
nCino (1)	48,060	3,829
nCino, Acquisition Date: 9/16/19, Cost $8,961 (1)(4)	411,990	31,186
Paycom Software (1)	149,043	46,397
Proofpoint (1)	457,000	48,236
SS&C Technologies Holdings	1,320,269	79,903
Toast, Acquisition Date: 9/14/18, Cost $18 (1)(3)(4)	1,059	69
Zendesk (1)	143,800	14,800
		538,070
Total Information Technology		1,204,309
MATERIALS 3.7%

Chemicals 1.4%
Element Solutions (1)	4,576,667	48,101
Minerals Technologies	678,000	34,646
Quaker Chemical	257,400	46,257
		129,004

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Metals & Mining 2.0%
Alcoa (1)	1,660,200	19,308
Constellium (1)	2,517,600	19,763
ERO Copper (CAD) (1)	2,180,100	31,779
Franco-Nevada (CAD)	224,200	31,330
Haynes International (2)	707,672	12,094
Lundin Mining (CAD)	3,443,335	19,214
Northern Star Resources (AUD)	5,440,311	53,908
		187,396
Paper & Forest Products 0.3%
West Fraser Timber (CAD)	594,700	27,628
		27,628
Total Materials		344,028
REAL ESTATE 5.5%

Equity Real Estate Investment Trusts 4.2%
American Campus Communities, REIT	1,256,100	43,863
Community Healthcare Trust, REIT	256,600	11,999
CubeSmart, REIT	1,137,400	36,749
Douglas Emmett, REIT	248,200	6,230
EastGroup Properties, REIT	682,500	88,268
First Industrial Realty Trust, REIT	605,044	24,081
Flagship Communities, REIT	295,009	4,425
JBG SMITH Properties, REIT	1,752,586	46,864
PS Business Parks, REIT	513,874	62,893
Regency Centers, REIT	296,820	11,285
Rexford Industrial Realty, REIT	1,196,300	54,743
		391,400
Real Estate Management & Development 1.3%
FirstService	896,379	118,223
		118,223
Total Real Estate		509,623
UTILITIES 4.3%

Electric Utilities 1.1%
MGE Energy	249,776	15,651

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
PNM Resources	2,019,700	83,474
		99,125
Gas Utilities 1.9%
Chesapeake Utilities	506,157	42,669
ONE Gas	931,400	64,276
Southwest Gas Holdings	1,088,032	68,655
		175,600
Independent Power & Renewable Electricity Producers 0.3%
NextEra Energy Partners	546,200	32,750
		32,750
Water Utilities 1.0%
California Water Service Group	605,000	26,287
Middlesex Water	436,788	27,147
SJW Group	641,700	39,054
		92,488
Total Utilities		399,963
Total Miscellaneous Common Stocks 0.2% (6)		20,343
Total Common Stocks (Cost $6,462,287)		8,990,712

CONVERTIBLE PREFERRED STOCKS 3.0%
CONSUMER DISCRETIONARY 1.0%
Automobiles 0.4%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost
$12,773 (1)(3)(4)	1,188,846	18,415
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost
$17,939 (1)(3)(4)	1,158,106	17,939
		36,354
Diversified Consumer Services 0.1%
1stdibs. com, Series D, Acquisition Date: 2/7/19, Cost $5,328
(1)(3)(4)	1,063,187	4,965
		4,965
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition Date: 6/23/20, Cost $13,623
(1)(3)(4)	601,168	13,622
		13,622

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Internet & Direct Marketing Retail 0.3%
A Place for Rover, Series G, Acquisition Date: 5/11/18, Cost
$5,243 (1)(3)(4)	696,458	4,011
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $20,268
(1)(3)(4)	57,324	22,279
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $659
(1)(3)(4)	1,576	659
		26,949
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $1,974
(1)(3)(4)	180,000	2,081
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $347
(1)(3)(4)	31,625	366
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $3,314
(1)(3)(4)	302,225	3,495
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $1,061
(1)(3)(4)	96,710	1,118
		7,060
Total Consumer Discretionary		88,950
CONSUMER STAPLES 0.3%

Food Products 0.3%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $14,331 (1)(3)(4)	776,181	25,658
Total Consumer Staples		25,658
HEALTH CARE 0.4%

Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20, Cost
$4,493 (1)(3)(4)	1,627,947	4,493
		4,493
Health Care Equipment & Supplies 0.3%
JAND, Series E, Acquisition Date: 3/9/18, Cost $8,169 (1)(3)(4)	519,754	12,750
JAND, Series F, Acquisition Date: 4/3/20, Cost $9,907 (1)(3)(4)	508,235	12,467
		25,217

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Providers & Services 0.1%
Bright Health, Series E, Acquisition Date: 9/16/20, Cost $12,434
(1)(3)(4)	608,998	12,435
		12,435
Total Health Care		42,145
INDUSTRIALS & BUSINESS SERVICES 0.3%

Machinery 0.1%
Xometry, Series A-2, Acquisition Date: 7/20/20, Cost $836
(1)(3)(4)	87,317	841
Xometry, Series B, Acquisition Date: 7/20/20, Cost $287
(1)(3)(4)	29,972	289
Xometry, Series C, Acquisition Date: 7/20/20, Cost $303
(1)(3)(4)	31,147	300
Xometry, Series D, Acquisition Date: 7/20/20, Cost $237
(1)(3)(4)	24,173	233
Xometry, Series E, Acquisition Date: 7/20/20, Cost $2,381
(1)(3)(4)	174,826	2,381
Xometry, Series Seed-1, Acquisition Date: 9/4/20, Cost $1,320
(1)(3)(4)	164,972	1,320
Xometry, Series Seed-2, Acquisition Date: 9/4/20, Cost $581
(1)(3)(4)	72,580	581
		5,945
Road & Rail 0.2%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $8,346
(1)(3)(4)	1,175,394	11,777
Convoy, Series D, Acquisition Date: 10/30/19, Cost $10,022
(1)(3)(4)	740,142	7,416
		19,193
Total Industrials & Business Services		25,138
INFORMATION TECHNOLOGY 1.0%

IT Services 0.1%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10
(1)(3)(4)	381	13
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $4,907
(1)(3)(4)	186,629	6,307
		6,320

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Software 0.9%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881
(1)(3)(4)	284,293	6,962
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,858
(1)(3)(4)	392,011	9,600
Haul Hub, Series B, Acquisition Date: 2/14/20, Cost $2,984
(1)(3)(4)	204,652	2,984
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14, Cost
$10,984 (1)(3)(4)	4,787,573	10,310
Seismic Software, Series E, Acquisition Date: 12/13/18, Cost
$7,110 (1)(3)(4)	225,572	9,914
Seismic Software, Series F, Acquisition Date: 9/25/20, Cost
$698 (1)(3)(4)	15,878	698
Toast, Series B, Acquisition Date: 9/14/18, Cost $165 (1)(3)(4)	9,531	620
Toast, Series D, Acquisition Date: 6/27/18, Cost $11,952
(1)(3)(4)	690,616	44,890
Toast, Series F, Acquisition Date: 2/14/20, Cost $2,548
(1)(3)(4)	56,074	3,645
		89,623
Total Information Technology		95,943
Total Convertible Preferred Stocks (Cost $213,273)		277,834

SHORT-TERM INVESTMENTS 1.2%
MONEY MARKET FUNDS 1.2%

T. Rowe Price Government Reserve Fund, 0.09% (2)(7)	114,834,415	114,835
Total Short-Term Investments (Cost $114,835)		114,835

Total Investments in Securities 100.4%
(Cost $6,790,395)		$9,383,381

Other Assets Less Liabilities (0.4)%		(34,748)

Net Assets 100.0%		$9,348,633

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Level 3 in fair value hierarchy.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security") .
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $550,495 and represents 5.9% of net assets.
(5)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(6)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
ISK	Iceland Krona
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
BJ's Restaurants	$—	$10,665	$—
Chuy's Holdings	238	(1,490)	—
CTS	847	29,229	181
Fiesta Restaurant Group	(297)	2,337	—
Hanger	531	(23,597)	—
Haynes International	(597)	(12,837)	470
Red Robin Gourmet Burgers	85	(14,861)	—
T. Rowe Price Government
Reserve Fund	—	—	721
Affiliates not held at period end	(37,126)	31,700	—
Totals	$(36,319) #	$21,146	$1,372+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
BJ's Restaurants	$—	$ 22,595	$ —	$ 33,260
Chuy's Holdings	21,866	8,785	551	28,610
CTS	*	7,027	510	35,746
Fiesta Restaurant Group	*	6,686	746	19,624
Hanger	55,491	—	1,233	30,661
Haynes International	26,641	—	1,710	12,094
Red Robin Gourmet
Burgers	25,268	1,882	660	11,629
Tuesday Morning	7,198	—	38,898	—
T. Rowe Price Government
Reserve Fund	166,874	¤	¤	114,835
Total				$ 286,459^
#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $1,372 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
*		On the date indicated, issuer was held but not considered an affiliate.
^		The cost basis of investments in affiliated companies was $348,371.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE SMALL-CAP STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE SMALL-CAP STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$8,469,088	$ 421,639	$ 99,985	$ 8,990,712
Convertible Preferred Stocks	—	—	277,834	277,834
Short-Term Investments	114,835	—	—	114,835
Total	$8,583,923	$ 421,639	$ 377,819	$ 9,383,381

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $21,122,000 for the period ended September 30,
2020. During the period, transfers out of Level 3 were because observable market data became available for the security.

($000s)		Gain
	Beginning	(Loss)		Transfers	Ending
	Balance	During	Total	Out of	Balance
	1/1/20	Period	Purchases	Level 3	9/30/20
Investment in Securities
Common Stocks	$118,245	$(12,789)	$10,986	$(16,457)	$99,985
Convertible
Preferred Stocks	193,815	33,911	70,571	(20,463)	277,834

Total	$312,060	$21,122	$81,557	$(36,920)	$377,819

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Investments	Value	Valuation	Significant	Value		Weighted	Impact to
in Securities	(000s)	Technique(s)	Unobservable	or		Average	Valuation
		+	Input(s)	Range		of	from an
				of		Input(s) *	Increase
				Input(s)			in
							Input**
Common		Recent	Discount	-#		-#	-#
Stocks	$99,985	comparable	Factor
		transaction
		price(s)
			Market	14	% -	18%	Decrease
			Performance	26%
			Adjustment

T. ROWE PRICE SMALL-CAP STOCK FUND

Investments	Value	Valuation	Significant	Value		Weighted		Impact to
in Securities	(000s)	Technique(s)	Unobservable	or		Average		Valuation
		+	Input(s)	Range		of		from an
				of		Input(s) *		Increase
				Input(s)				in
								Input**
		Expected	Discount Rate	23%		23%		Decrease
		present value	for Cost of
			Equity

		Market	Enterprise	7.2	x	7.2	x	Increase
		comparable	Value to Sales
			Multiple
			Discount for	10%		10%		Decrease
			lack of
			marketability
			Discount Rate	25%		25%		Decrease
			for Cost of
			Equity
			Enterprise	8.2	x -	16.9	x	Increase
			Value to	18.4	x
			Gross Profit
			Multiple
			Enterprise	7.9	x	7.9	x	Increase
			Value to
			EBITDA
			Multiple
			Projected	10.4	x	10.4	x	Increase
			Enterprise
			Value to
			EBITDA
			Multiple
			Projected	11.9	x	11.9	x	Increase
			Enterprise
			Value to
			Gross Profit
			Multiple
			Market	14	% -	17%		Decrease
			Performance	26%
			Adjustment

		Pricing	Discount for	65%		65%		Decrease
		service	Lack of
			Marketability

		Options	Discount for	10%		10%		Decrease
		pricing model	Lack of
			Marketability
			Risk-free rate	4%		4%		Increase

T. ROWE PRICE SMALL-CAP STOCK FUND

Investments	Value	Valuation	Significant	Value or		Weighted		Impact to
in Securities	(000s)	Technique(s)	Unobservable	Range		Average		Valuation
		+	Input(s)	of		of		from an
				Input(s)		Input(s) *		Increase
								in Input**
			Volatility	23%		23%		Increase
			Market	26%		26%		Decrease
			Performance
			Adjustment

Convertible		Recent	Discount	-#		-#		-#
Preferred	$277,834	comparable	Factor
Stocks		transaction
		price(s)
			Market	26%		26%		Decrease
			Performance
			Adjustment

		Market	Sales Growth	12	% -	16%		Increase
		Comparable	Rate	25%
			Enterprise	4.3	x -	5.1	x	Increase
			Value to Sales	5.5	x
			Multiple
			Discount for	10%		10%		Decrease
			Lack of
			Marketability
			Discount Rate	25%		25%		Decrease
			for Cost of
			Equity
			Enterprise	7.3	x -	11.4	x	Increase
			Value to	15.2	x
			Gross Profit
			Multiple
			Gross Profit	15	% -	18%		Increase
			Growth Rate	25%
			Projected	11.9	x	11.9	x	Increase
			Enterprise
			Value to
			Gross Profit
			Multiple
			Market	26%		26%		Decrease
			Performance
			Adjustment

# - No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

*Unobservable inputs were weighted by the relative fair value of the instruments.

T. ROWE PRICE SMALL-CAP STOCK FUND

**Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

+ Valuation techniques may change in order to reflect our judgment of current market participant assumptions.